Capital Structure	12 Months Ended
Dec. 31, 2013
Capital Structure [Abstract]
Capital Structure [Text Block]

14.	Capital Structure:

(a)  Common Stock

On January 4, 2012, the Company entered into a registration rights agreement in connection with a share purchase agreement under which the Company sold 4,641,620 of its common shares to four entities affiliated with the Restis family, for $10,000 (Note 3(c)).

On January 24, 2012, the Company was notified by NASDAQ that it was no longer in compliance with NASDAQ Listing Rule 5450(b)(1)(C) because the market value of the publicly held shares of its common stock for 30 consecutive business days, from December 6, 2011 to January 23, 2012 had been below the minimum $5,000 market value of publicly held shares requirement for continued listing on the NASDAQ Global Market. This notification had no effect on the listing of the Company's common stock, and the applicable grace period to regain compliance was 180 calendar days, expiring on July 23, 2012. The Company regained compliance at the end of February 2012, when during the applicable grace period the Company's minimum market value of the publicly held shares was $5,000 or greater for a minimum of ten consecutive business days.

On June 29, 2012, the Company was notified by NASDAQ that it was no longer in compliance with NASDAQ Listing Rule 5450(b)(1)(C) because the market value of the publicly held shares of its common stock for 30 consecutive business days, from May 16, 2012 to June 28, 2012, had been below the minimum $5,000 market value of publicly held shares requirement for continued listing on the NASDAQ Global Market. The applicable grace period to regain compliance was 180 calendar days, expiring on December 26, 2012. Prior to the expiration of this grace period, the Company transferred the listing of its common stock to the NASDAQ Capital Market, effective on December 21, 2012.

On May 1, 2013, the Company received written notification from the NASDAQ Capital Market, indicating that the Company was not in compliance with the requirement to maintain a minimum of $2,500 in stockholders' equity for continued listing on the Capital Market, pursuant to NASDAQ Listing Rule 5550(b)(1). The Company submitted a plan to NASDAQ to regain compliance with the continued listing standards of the Capital Market. On August 7, 2013, the Company received written notification from the NASDAQ Capital Market, granting the Company an extension of time until October 28, 2013 to regain compliance with the NASDAQ Listing Rule 5550(b)(1).

On October 30, 2013, the Company received a Staff Delisting Determination letter from the NASDAQ Stock Market LLC notifying the Company that, due to non-compliance with the minimum $2,500 stockholders' equity requirement for continued listing set forth in NASDAQ Listing Rule 5550(b), trading of the Company's common stock would be suspended unless the Company requested an appeal of this delisting determination by November 6, 2013.

In connection to the delisting determination the Company requested an appeal and was granted a hearing before the NASDAQ Hearings Panel (the “Panel”). The request stayed the suspension of trading and delisting of the Company's common shares from the NASDAQ Capital Market pending the Panel's decision.

On December 11, 2013, the Company presented to the Panel the status of its previously announced financial restructuring plan and its plan to establish compliance with the minimum $2,500 stockholders' equity requirement.

On January 9, 2014, the Panel granted the request of the Company for extension on the continued listing on the NASDAQ Capital Market until April 28, 2014 in order for the Company to demonstrate compliance with the minimum $2,500 stockholders' equity requirement.

These notifications have no effect on the listing status of the Company's common stock at this time.

(b) Warrants and Unit Purchase Option

In connection with the public offering of January 28, 2010, the Company granted 1,041,667 warrants with an exercise price of $19.80 each on February 3, 2010 and on March 19, 2010, Seanergy granted 97,250 additional warrants. The fair value of these warrants amounted to $1,053. The warrants were exercisable beginning on August 3, 2010 and expire on February 2, 2015. No expenses were recorded in connection with these warrants which were classified in equity.

Following the Company's reverse stock split in June 2011, with respect to the warrants from the Company's 2010 secondary offering, as a result of the reverse stock split, each warrant now reflects an increase in the per share exercise price and a decrease in the number of warrant shares at the same proportion as the reverse stock split. Accordingly, each warrant is now exercisable for one-fifteenth of a share, following the reverse stock split at an exercise price of $19.80 for each such warrant share.

The underwriters of the Company's initial public offering on September 28, 2007, did not exercise the Unit Purchase Option offered by the Company in connection to that initial public offering and the option expired on September 24, 2012.

As of December 31, 2013 and 2012, the Company had outstanding underwriters' warrants exercisable to purchase an aggregate of approximately 75,927 shares of Seanergy's common stock.

(c) Preferred Stock

As of December 31, 2013 and 2012, no shares of preferred stock have been issued.

(d) Dividends

The declaration and payment of any dividend is subject to the discretion of Seanergy's board of directors and is dependent upon its earnings, financial condition, cash requirements and availability and restrictions in its loan agreements. As of December 31, 2013 and 2012, no dividends were declared.